Goodwill and Other Intangible Assets - Amortization Expense (Details) $ in Millions	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	$ 245
2020	243
2021	236
2022	233
2023	$ 232